OPERATING LEASE COMMITMENTS	12 Months Ended
Dec. 31, 2011
Leases [Abstract]
Leases of Lessee Disclosure [Text Block]
17.	OPERATING LEASE COMMITMENTS

The total future minimum lease payments under non-cancellable operating leases with respect to dredgers, crew, consumable parts and office as of December 31, 2011 were payable as follows:

	Hire charge of dredgers	Hire charge of crew	Consumable parts supply	Office rental	Total
For the years ended December 31,

2012	$15,522,218	$4,832,601	$40,283,499	$12,517	$60,650,835

2013	7,432,527	2,540,058	18,942,062	12,517	28,927,164

2014	2,131,694	918,593	3,945,619	12,517	7,008,423

2015	754,699	571,982	-	12,517	1,339,198

2016	-	-	-	-	-
	$25,841,138	$8,863,234	$63,171,180	$50,068	$97,925,620

Rental expenses under non-cancellable operating leases arrangements for the years ended December 31, 2011, 2010 and 2009 was $19,922,463, $9,847,333 and $3,186,476, respectively. $25,527, $1,579,608 and $1,560,780 of the rental expenses was paid to the related parties for the years ended December 31, 2011, 2010 and 2009, respectively (see Note 15).

The operating lease commitments below include both the related parties commitments and non-related parties commitments. The total future lease payments as of December 31, 2011 is summarized as follows:

		Hire charge	Hire charge	Consumable
	Note	of dredgers	of crew	parts supply	Office rental	Total

Related parties commitments	15	$-	$-	$-	$50,068	$50,068

Non-related parties commitments		25,841,138	8,863,234	63,171,180	-	97,875,552

		$25,841,138	$8,863,234	$63,171,180	$50,068	$97,925,620